Investments Investments (Interest and Investment Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category
Investment Income, Net	$ 129	$ 144	$ 143
Cash and Cash Equivalents [Member]
Schedule of Investment Income, Reported Amounts, by Category
Investment Income, Net	1	0	1
Fixed Maturities
Schedule of Investment Income, Reported Amounts, by Category
Investment Income, Net	99	117	130
Equity Securities, Available for Sale
Schedule of Investment Income, Reported Amounts, by Category
Investment Income, Net	16	14	6
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category
Investment Income, Net	$ 13	$ 13	$ 6